Stock-Based Compensation - Summary of Stock-Based Compensation Expense for Stock Options Granted to Employees and Non-Employees (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 458,147	$ 1,531,876
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	120,671	665,834
Selling, General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 337,476	$ 866,042